Non-current Assets Held for Sale and Discontinued Operations - Assets, Liabilities and Equity of Disposal Group Classified as Held for Sale (Detail) $ in Thousands	Dec. 31, 2016 TWD ($)
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Foreign currency translation reserve	$ 287,645